INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES - ROLLFORWARD (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Distributions of earnings from equity method investees			$ 4,822
Earnings from investments in consumer loan equity method investees	36,164		36,164
Investment in consumer loan equity method investees, ending	280,816		280,816
Consumer Loan Investees
Investment in consumer loan equity method investees, beginning
Contributions to consumer loan equity method investees			245,421
Distributions of earnings from equity method investees			(769)
Earnings from investments in consumer loan equity method investees			36,164
Investment in consumer loan equity method investees, ending	$ 280,816		$ 280,816